FINANCIAL EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL EXPENSE, NET [Abstract]
Schedule of Financial Income (Expenses)

	Year ended December 31,
	2016	2015	2014
Financial income:
Interest	$-	$(3)	$(19)
Revaluation of liability presented at fair value	(207)	(187)	(187)
Accretion of payment obligations related to acquisitions	(35)	-	-
Hedging	(3)	-	-

	(245)	(190)	(206)
Financial expenses:
Interest and bank charges	130	103	124
Hedging	-	30	201
Exchange rate differences, net	142	156	92
Accretion of payment obligations related to acquisitions	27	477	682

	299	766	1,099

	$54	$576	$893